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                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
    SUPPLEMENT DATED JUNE 19, 1997 TO THE ENDEAVOUR I GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES WITH RESPECT TO THE ICMG REGISTERED VARIABLE
            LIFE SEPARATE ACCOUNT ONE PROSPECTUS DATED MAY 1, 1997.

The last paragraph of the section, "Summary -- Deductions and Charges from the Investment Value" is deleted and the following language is substituted:

    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years one through ten at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years eleven and later at an effective annual rate of
 .50% of each Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis.

The section, "Detailed Description of Certificate Benefits and Provisions -- Loans -- Credited Interest" is deleted and the following language is substituted:

    Amounts in the Loan Account for Coverage Years one through ten will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus 1%. Amounts in the Loan Account for Coverage Years eleven and later will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus .20%

The first paragraph of the section, "Detailed Description of Certificate Benefits and Provisions -- Mortality and Expense Risk Charge" is deleted and the following language is substituted:

    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years one through ten at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years eleven and later at an effective annual rate of
 .50% of each Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis. See also, "Premiums
-- Accumulation Unit Values".

HV-2147